Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 244,123	$ 233,636
Derivative financial assets	14	25
Derivative financial liabilities	23	10
Changes in fair value of hedging instruments	1,602	(1,678)
Changes in fair value of hedged items	(1,620)	1,692
Hedge ineffectiveness recognized in the income statement	(19)	14
Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	78,795	68,423
Derivative financial assets	679	566
Derivative financial liabilities	623	1,515
Changes in fair value of hedging instruments	3,446	(1,383)
Changes in fair value of hedged items	(3,474)	1,376
Hedge ineffectiveness recognized in the income statement	(29)	(7)
Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	94,650	88,256
Derivative financial assets	1	1
Derivative financial liabilities	0	0
Changes in fair value of hedging instruments	479	(1,715)
Changes in fair value of hedged items	(465)	1,710
Hedge ineffectiveness recognized in the income statement	13	(5)
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	20,281	21,777
Derivative financial assets	48	689
Derivative financial liabilities	268	1
Changes in fair value of hedging instruments	(2,270)	2,963
Changes in fair value of hedged items	2,262	(2,957)
Hedge ineffectiveness recognized in the income statement	$ (8)	$ 6